Provisions	9 Months Ended
Sep. 30, 2025
Provisions [Abstract]
PROVISIONS
13	PROVISIONS

	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
As at beginning of the year/period	494,280	441,353	104,845
Add: Provision for warranty during the year/period	202,929	303,489	72,095
Less: Unclaimed warranty during the year/period	(255,856)	(334,850)	(79,545)
As at end of the year/period	441,353	409,992	97,395

The Group provides a one-year warranty on all food kiosk ordering machines and power bank charging station sold, covering defects in materials and workmanship. The Group anticipates the utilization of provision within one year, any unutilized provision for warranty will be adjusted toward year end of each reporting period.